Payroll and Related Benefits - Summary of Number of Full Time Equivalents (Detail) - Employees	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Share Of Equity Investment [line items]
Total number of full time equivalents	172,603	182,915	206,633
Parent [member]
Disclosure Of Share Of Equity Investment [line items]
Total number of full time equivalents	180	215	225
Other subsidiaries [member]
Disclosure Of Share Of Equity Investment [line items]
Total number of full time equivalents	172,423	182,700	206,408